Share-based payments - Exercise price range of stock options (Details)	3 Months Ended
	Nov. 30, 2024 shares $ / shares	Aug. 31, 2024 shares	Aug. 31, 2023 shares
Share-based payments
Number of options outstanding | shares	7,858	7,858	8,171
Exercise Price 138.47 - 499.50
Share-based payments
Number of options outstanding | shares	3,679
Weighted average grant date fair value	$ 309.59
Weighted average remaining contractual life (years)	10 months 13 days
Exercisable options | shares	3,648
Exercise Price 138.47 - 499.50 | Minimum
Share-based payments
Exercise price range	$ 138.47
Exercise Price 138.47 - 499.50 | Maximum
Share-based payments
Exercise price range	$ 499.5
Exercise Price 612.43 - 787.05
Share-based payments
Number of options outstanding | shares	3,881
Weighted average grant date fair value	$ 336.47
Weighted average remaining contractual life (years)	3 years 3 months 3 days
Exercisable options | shares	3,651
Exercise Price 612.43 - 787.05 | Minimum
Share-based payments
Exercise price range	$ 612.43
Exercise Price 612.43 - 787.05 | Maximum
Share-based payments
Exercise price range	$ 787.05
Exercise Price 822.15 - 1,194.75
Share-based payments
Number of options outstanding | shares	38
Weighted average grant date fair value	$ 646.65
Weighted average remaining contractual life (years)	3 years
Exercisable options | shares	22
Exercise Price 822.15 - 1,194.75 | Minimum
Share-based payments
Exercise price range	$ 822.15
Exercise Price 822.15 - 1,194.75 | Maximum
Share-based payments
Exercise price range	1,194.75
Exercise Price 2,199.15
Share-based payments
Exercise price range	$ 2,199.15
Number of options outstanding | shares	260
Weighted average grant date fair value	$ 1,259.55
Weighted average remaining contractual life (years)	6 years
Exercisable options | shares	260